Shareholder Report, Holdings (Details)	Jun. 30, 2025
MH Elite Small Cap Fund of Funds | Schwab Fundamental Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
MH Elite Small Cap Fund of Funds | Hennesey Cornerstone [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
MH Elite Small Cap Fund of Funds | Aegis Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
MH Elite Small Cap Fund of Funds | Oberweis Micro [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%
MH Elite Small Cap Fund of Funds | Congress [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
MH Elite Small Cap Fund of Funds | Fullerand Thaler [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
MH Elite Small Cap Fund of Funds | Invesco [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
MH Elite Small Cap Fund of Funds | Natixis Vaughan Nelson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
MH Elite Small Cap Fund of Funds | Vanguard [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
MH Elite Small Cap Fund of Funds | Hood River [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
MH Elite Small Cap Fund of Funds | Mid Growth [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
MH Elite Small Cap Fund of Funds | Small Bend [Member]
Holdings [Line Items]
Percent of Total Investments	38.12%
MH Elite Small Cap Fund of Funds | Small Growth [Member]
Holdings [Line Items]
Percent of Total Investments	25.65%
MH Elite Small Cap Fund of Funds | Small Value [Member]
Holdings [Line Items]
Percent of Total Investments	28.95%
MH Elite Small Cap Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
MH Elite Small Cap Fund of Funds | Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%
MH Elite Fund of Funds | Shelton Capital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
MH Elite Fund of Funds | Vanguard Tax Managed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
MH Elite Fund of Funds | Putnam Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
MH Elite Fund of Funds | B N Y Mellon [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
MH Elite Fund of Funds | Pear Tree [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
MH Elite Fund of Funds | Putnam Core [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
MH Elite Fund of Funds | Huber Select [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
MH Elite Fund of Funds | Fidelity Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
MH Elite Fund of Funds | G Q G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
MH Elite Fund of Funds | Fidelity Mega [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
MH Elite Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
MH Elite Fund of Funds | Large Blend [Member]
Holdings [Line Items]
Percent of Total Investments	40.23%
MH Elite Fund of Funds | Large Growth [Member]
Holdings [Line Items]
Percent of Total Investments	28.16%
MH Elite Fund of Funds | Large Value [Member]
Holdings [Line Items]
Percent of Total Investments	24.44%
MH Elite Fund of Funds | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
MH Elite Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.24%
MH Elite Select Portfolio of Funds | Thomburg Global Opportunities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
MH Elite Select Portfolio of Funds | Driehaus Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
MH Elite Select Portfolio of Funds | W C M Focused International [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
MH Elite Select Portfolio of Funds | G Q G Partners Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
MH Elite Select Portfolio of Funds | Goldman Sachs G Q G [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
MH Elite Select Portfolio of Funds | State Street Hedged Internationl [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
MH Elite Select Portfolio of Funds | Schwab Fundamental [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
MH Elite Select Portfolio of Funds | Vanguard Indstrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
MH Elite Select Portfolio of Funds | Third Avebue Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
MH Elite Select Portfolio of Funds | Hartford Intenational [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MH Elite Select Portfolio of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
MH Elite Select Portfolio of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
MH Elite Select Portfolio of Funds | Diversified Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	23.52%
MH Elite Select Portfolio of Funds | Foreign Large Blend [Member]
Holdings [Line Items]
Percent of Total Investments	13.93%
MH Elite Select Portfolio of Funds | Foreign Large Growth [Member]
Holdings [Line Items]
Percent of Total Investments	16.27%
MH Elite Select Portfolio of Funds | Foreign Large Value [Member]
Holdings [Line Items]
Percent of Total Investments	13.58%
MH Elite Select Portfolio of Funds | Global Large Blend [Member]
Holdings [Line Items]
Percent of Total Investments	9.89%
MH Elite Select Portfolio of Funds | Global Small Mid Stock [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
MH Elite Select Portfolio of Funds | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.35%
MH Elite Select Portfolio of Funds | Natural Resources [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
MH Elite Income Fund of Funds | Dodgeand Cox Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
MH Elite Income Fund of Funds | Victory Core Plus Intermediate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
MH Elite Income Fund of Funds | Vanguard Tax Managed Balanced [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MH Elite Income Fund of Funds | Brandy Wine Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
MH Elite Income Fund of Funds | Dodgeand Cox [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
MH Elite Income Fund of Funds | Fidelity Multi Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
MH Elite Income Fund of Funds | Fidelity Select Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
MH Elite Income Fund of Funds | Vanguard Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
MH Elite Income Fund of Funds | River Canyon Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
MH Elite Income Fund of Funds | Franklin Convertible [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
MH Elite Income Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
MH Elite Income Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.26%
MH Elite Income Fund of Funds | Assets Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	19.92%
MH Elite Income Fund of Funds | Bank Loan [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
MH Elite Income Fund of Funds | Convertibles [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
MH Elite Income Fund of Funds | Emerging Market Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
MH Elite Income Fund of Funds | Global Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.15%
MH Elite Income Fund of Funds | High Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.84%
MH Elite Income Fund of Funds | Intermediate Core Plus Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.26%
MH Elite Income Fund of Funds | Multisector Bond [Member]
Holdings [Line Items]
Percent of Total Investments	12.73%
MH Elite Income Fund of Funds | Short Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.85%
MH Elite Income Fund of Funds | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%